Prepaid Expenses and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Advances to suppliers		$ 67,217	$ 65,753
Value-added tax (“VAT”) receivables		5,268	2,301
Third-party payment platform receivable	[1]	1,236	293
Receivables from third parties	[2]		1,000
Prepaid financing expense	[3]	229	835
Others		296	119
Prepaid expenses and other current assets		74,246	70,301
Allowance for credit losses		(174)	(130)
Prepaid expenses and other current assets, net		$ 74,072	$ 70,171

[1]	Third-party payment platform receivable represents customer payments collected through online payment platform that have not yet been remitted to the group’s bank accounts as of December 31, 2025.
[2]	It represented advance to the employees for the group’s daily operation.
[3]	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 13).